Label	Element	Value
Prospectus Summary | Lord Abbett Health Care Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Health Care Fund
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 232 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	91.00%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	oef_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and equity-related securities of health care-related companies. The Fund considers health care-related companies to be those companies that operate in, or are related to, the major subsectors of the health care sector, including pharmaceuticals, biotechnology, health care technology, life sciences tools and services, health care equipment and supplies, and health care providers and services. The Fund’s allocation among these areas will vary based on the portfolio management team’s outlook for the particular subsector and the health care sector overall. The Fund normally invests at least 25% of its total assets, in the aggregate, in the following industry groups: health care equipment and services and pharmaceuticals, biotechnology, and life sciences. The Fund may invest in the securities of issuers of different countries throughout the world, including the United States.

The Fund’s portfolio management team utilizes bottom-up fundamental research to identify health care-related companies where the long term earnings growth potential is underestimated. In identifying investments for the Fund, the portfolio management team evaluates the health care industry and regulatory conditions and seeks to invest in securities the portfolio management team believes have favorable reward-to-risk characteristics. In making investment decisions, the portfolio management team utilizes the information provided by, and the expertise of, Lord Abbett’s equity research analysts in combination with insights from Lord Abbett’s credit research analysts. The Fund may engage in active and frequent trading of its portfolio securities.

Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, other instruments convertible or exercisable into the foregoing, and other investments with similar economic characteristics.

The Fund may invest in U.S. and non-U.S. (including emerging market) companies, the securities of which may be traded on U.S. or non-U.S. securities exchanges (or may not be traded on any securities exchange), may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”) and other similar depositary receipts. The Fund also may invest in supranational organizations. The Fund has no geographical limitations on investments or any limit on the amount of assets that may be invested in any single country.

The Fund may invest in corporate debt securities of U.S. issuers and non-U.S. (including emerging market) issuers. The Fund also may invest in various types of structured securities, including, but not limited to, participation notes and structured notes to gain exposure to certain securities, currencies, or markets.

Consistent with its investment objective and policies, the Fund may invest in derivatives. The Fund may use derivatives for risk management purposes, including to hedge against a decline in the value of certain investments and to adjust the investment characteristics of its portfolio. The Fund also may invest in derivatives for non-hedging purposes to increase its investment return or income. For example, the Fund may manage cash by investing in futures or other derivatives that provide efficient short-term investment exposure to broad equity markets. Some examples of the types of derivatives in which the Fund may invest are forward contracts, futures, options, and swap agreements.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	The Fund normally invests at least 25% of its total assets, in the aggregate, in the following industry groups: health care equipment and services and pharmaceuticals, biotechnology, and life sciences.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R2 shares because the Fund has no Class R2 shares outstanding.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter 2nd Q 2020 +21.46% Worst Quarter 1st Q 2020 -11.37%
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	oef_PerformanceTableDoesReflectSalesLoads	The Fund’s average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1] The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

Prospectus Summary | Lord Abbett Health Care Fund | PRINCIPAL RISKS
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

Prospectus Summary | Lord Abbett Health Care Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Prospectus Summary | Lord Abbett Health Care Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Summary | Lord Abbett Health Care Fund | · Portfolio Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

Prospectus Summary | Lord Abbett Health Care Fund | · Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes, tariffs or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

Prospectus Summary | Lord Abbett Health Care Fund | · Health Care Sector Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Health Care Sector Risk: The Fund is subject to the risks faced by companies in the health care sector, including companies in the health care equipment and services industry and the pharmaceuticals, biotechnology, and life sciences industry. Investments in companies in the health care sector are subject to the general risks associated with the health care sector, including, among others, changes in government regulations, dependence on patents and intellectual property rights, industry and pricing competition, long and costly processes for obtaining new product approval by the U.S. Food and Drug Administration (the “FDA”), and extensive research and development, marketing, and sales costs. In addition, the Fund is subject to specific risks associated with its investments in companies in the health care equipment and services industry and the pharmaceuticals, biotechnology, and life science industry, which are discussed in more detail below.

• Health Care Equipment and Services Industry Risk – Companies in the health care equipment and services industry, including health care providers, may have difficulty obtaining staff to deliver services and may be subject to an increased emphasis on the delivery of health care through outpatient services. Competition is high among health care equipment companies and can be significantly affected by extensive government regulation or government reimbursement for medical expenses.

• Pharmaceuticals, Biotechnology and Life Sciences Industry Risk – Companies in the pharmaceuticals, biotechnology, and life sciences industry face the risks of new technologies and competitive pressures and regulations and restrictions imposed by the FDA, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities. Stock prices of biotechnology companies may be volatile, particularly when their products are up for regulatory approval or under regulatory scrutiny.

Prospectus Summary | Lord Abbett Health Care Fund | · Concentration Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Concentration Risk: Because the Fund invests a significant portion of its assets in securities issued by health care-related companies, developments affecting the health care industry will likely have a disproportionate impact on the Fund.

Prospectus Summary | Lord Abbett Health Care Fund | · Equity Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

Prospectus Summary | Lord Abbett Health Care Fund | · Foreign and Emerging Market Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign and Emerging Market Company Risk: Investments in foreign companies and in U.S. companies with economic ties to foreign markets generally involve special risks. These companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. Foreign company securities also include ADRs, which may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency exchange rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. In certain emerging market countries, governments participate to a significant degree in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

Prospectus Summary | Lord Abbett Health Care Fund | · Foreign Currency Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign Currency Risk: Investments in securities that are denominated or receiving revenues in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time.

Prospectus Summary | Lord Abbett Health Care Fund | · Structured Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Structured Securities Risk: Investments in structured securities, which are a type of instrument designed to offer a return linked to particular underlying securities, currencies, or markets, involve the same risks associated with direct investments in the underlying securities or instruments they seek to replicate, as well as additional risks. For example, among others, the Fund is subject to the risk that the issuer or the counterparty of the structured security may be unable to perform under the terms of the instrument. In addition, there can be no assurance that the structured securities will trade at the same price or have the same value as the underlying securities or instruments. The secondary markets on which the structured securities are traded may be less liquid than the market for other securities, or may be completely illiquid. Therefore, the Fund may be exposed to the risks of mispricing or improper valuation.

Prospectus Summary | Lord Abbett Health Care Fund | · Fixed Income Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news due to their increased credit risk relative to other fixed-income investments. In addition, as interest rates rise, the Fund’s investments typically will lose value. Fiscal, economic, monetary, or other governmental policies or measures have in the past—and may in the future—cause or exacerbate interest rate risks.

Prospectus Summary | Lord Abbett Health Care Fund | · Credit Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Credit Risk: Debt securities are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of securities issued by that issuer may decline. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured debt securities have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured.

Prospectus Summary | Lord Abbett Health Care Fund | · Interest Rate Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes generally have a more pronounced effect on the market value of fixed-rate instruments, such as corporate bonds, than they have on floating rate instruments, and typically have a greater effect on the price of fixed income securities with longer durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions.

Prospectus Summary | Lord Abbett Health Care Fund | · Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful may depend on, among other things, the portfolio managers’ ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. Derivatives are also subject to liquidity risk and the risk that the counterparty to a derivative transaction may fail to fulfill its contractual obligations under the derivative contract. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

Prospectus Summary | Lord Abbett Health Care Fund | · Liquidity/Redemption Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

Prospectus Summary | Lord Abbett Health Care Fund | · High Portfolio Turnover Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• High Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs, reduced investment performance, and higher taxes resulting from increased realized capital gains, including short-term capital gains taxable as ordinary income when distributed to shareholders.

Prospectus Summary | Lord Abbett Health Care Fund | MSCI ACWI Health Care Index with Net Dividends
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI ACWI Health Care Index with Net Dividends
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.86%
Performance Inception Date	oef_PerfInceptionDate	Jul. 31, 2019
Prospectus Summary | Lord Abbett Health Care Fund | MSCI ACWI Health Care Index with Gross Dividends
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.37%
Performance Inception Date	oef_PerfInceptionDate	Jul. 31, 2019
Prospectus Summary | Lord Abbett Health Care Fund | MSCI All Country World Index with Net Dividends
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI All Country World Index with Net Dividends
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.63%
Performance Inception Date	oef_PerfInceptionDate	Jul. 31, 2019
Prospectus Summary | Lord Abbett Health Care Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1],[2]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	2.61%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	3.48%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(2.45%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.03%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 674
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,366
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,080
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	3,961
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	674
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,366
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,080
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 3,961
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	21.46%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(11.37%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.89%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.87%
Annual Return [Percent]	oef_AnnlRtrPct	37.13%
Annual Return [Percent]	oef_AnnlRtrPct	8.24%
Annual Return [Percent]	oef_AnnlRtrPct	(12.03%)
Annual Return [Percent]	oef_AnnlRtrPct	2.93%
Annual Return [Percent]	oef_AnnlRtrPct	7.29%
Annual Return [Percent]	oef_AnnlRtrPct	17.66%
Performance Inception Date	oef_PerfInceptionDate	Jul. 31, 2019
Prospectus Summary | Lord Abbett Health Care Fund | Class A Shares | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.74%
Prospectus Summary | Lord Abbett Health Care Fund | Class A Shares | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.60%
Prospectus Summary | Lord Abbett Health Care Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[4]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	2.61%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	4.23%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(2.45%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.78%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 281
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,061
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,954
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	4,090
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,061
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,954
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 4,090
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.74%	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.57%	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.05%	[5]
Performance Inception Date	oef_PerfInceptionDate	Jul. 31, 2019	[5]
Prospectus Summary | Lord Abbett Health Care Fund | Class F Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	2.61%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	3.33%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(2.55%)	[3],[6]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.78%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	785
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,515
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	3,448
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	785
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,515
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 3,448
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.61%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.15%
Performance Inception Date	oef_PerfInceptionDate	Jul. 31, 2019
Prospectus Summary | Lord Abbett Health Care Fund | Class F3 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	2.51%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	3.13%	[7]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(2.45%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.68%	[3],[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	735
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,425
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	3,267
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	735
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,425
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 3,267
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.28%
Performance Inception Date	oef_PerfInceptionDate	Jul. 31, 2019
Prospectus Summary | Lord Abbett Health Care Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	2.61%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	3.23%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(2.45%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.78%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	765
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,475
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	3,362
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	765
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,475
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 3,362
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.61%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.15%
Performance Inception Date	oef_PerfInceptionDate	Jul. 31, 2019
Prospectus Summary | Lord Abbett Health Care Fund | Class R2 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	2.61%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	3.83%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(2.45%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.38%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	944
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,765
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	3,906
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	140
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	944
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,765
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 3,906
Prospectus Summary | Lord Abbett Health Care Fund | Class R3 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	2.61%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	3.73%	[7]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(2.45%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.28%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	914
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,718
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	3,818
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	130
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	914
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,718
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 3,818
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.61%
Performance Inception Date	oef_PerfInceptionDate	Jul. 31, 2019
Prospectus Summary | Lord Abbett Health Care Fund | Class R4 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	2.61%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	3.48%	[7]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(2.45%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.03%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	840
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,597
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	3,593
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	105
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	840
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,597
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 3,593
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.88%
Performance Inception Date	oef_PerfInceptionDate	Jul. 31, 2019
Prospectus Summary | Lord Abbett Health Care Fund | Class R5 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	2.61%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	3.23%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(2.45%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.78%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	765
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,475
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	3,362
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	765
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,475
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 3,362
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.61%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.16%
Performance Inception Date	oef_PerfInceptionDate	Jul. 31, 2019
Prospectus Summary | Lord Abbett Health Care Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	2.51%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	3.13%	[7]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(2.45%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.68%	[3],[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	735
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,425
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	3,267
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	735
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,425
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 3,267
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.08%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.29%
Performance Inception Date	oef_PerfInceptionDate	Jul. 31, 2019

[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]

For the period from March 1, 2026 through February 28, 2027, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.68% for each of Class F3 and R6 shares and to an annual rate of 0.78% for each other class. This agreement may be terminated only by the Fund’s Board of Trustees.

[4]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[5]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.
[6]

For the period from March 1, 2026 through February 28, 2027, Lord Abbett Distributor LLC (“Lord Abbett Distributor”) has contractually agreed to waive the Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Fund’s Board of Trustees.

[7]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.